Vessels - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost
Additions		$ 14,951
Net Book Value
Vessels, net	$ 1,653,607	1,754,382
Total
Cost
Beginning balance	2,537,334	2,388,512
Vessel additions on acquisition		191,727
Additions	32,985
Write-offs of fully amortized assets	(16,878)	(4,066)
Disposals		(53,790)
Ending balance	2,553,441	2,537,334
Accumulated Depreciation and Amortization
Beginning balance	782,952	696,018
Charge for the period	133,760	129,025
Write-offs of fully amortized assets	(16,878)	(4,066)
Disposals		(38,025)
Ending balance	899,834	782,952
Net Book Value
Vessels, net	1,653,607	1,754,382	$ 1,692,494
Vessel
Cost
Beginning balance	2,467,396	2,326,477
Vessel additions on acquisition		191,727
Additions	0	233
Write-offs of fully amortized assets	0	0
Disposals		(51,041)
Ending balance	2,467,396	2,467,396
Accumulated Depreciation and Amortization
Beginning balance	743,334	670,495
Charge for the period	111,012	110,424
Write-offs of fully amortized assets	0	0
Disposals		(37,585)
Ending balance	854,346	743,334
Net Book Value
Vessels, net	1,613,050	1,724,062	1,655,982
Drydocking
Cost
Beginning balance	69,938	62,035
Vessel additions on acquisition		0
Additions	32,985	14,718
Write-offs of fully amortized assets	(16,878)	(4,066)
Disposals		(2,749)
Ending balance	86,045	69,938
Accumulated Depreciation and Amortization
Beginning balance	39,618	25,523
Charge for the period	22,748	18,601
Write-offs of fully amortized assets	(16,878)	(4,066)
Disposals		(440)
Ending balance	45,488	39,618
Net Book Value
Vessels, net	$ 40,557	$ 30,320	$ 36,512